Schedule of Net Deferred tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Accrued expenses	$ 18	$ 46
Other temporary differences	2	1
Total current deferred tax assets	20	47
Noncurrent deferred tax assets:
Capitalized research and development expenses	19,856	16,676
Net operating loss carryforwards	4,021	3,209
Tax credit carryforwards	5,579	3,656
Capitalized legal expenses	790	385
Stock-based compensation	91	33
Total noncurrent deferred tax assets	30,337	23,959
Total gross deferred tax assets	30,357	24,006
Valuation allowance	(30,357)	(24,006)	(18,744)	(12,748)
Net deferred tax assets	$ 0	$ 0